Trade and other receivables (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 120,374,988	$ 77,745,875
Financing Receivables Within Three Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	54,555,488	34,040,404
Financing Receivables From Three to Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	52,203,130	8,767,953
Financing Receivables Past Due Over Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 13,616,370	$ 23,046,895